Segment Reporting (Notes)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Reporting
SEGMENT INFORMATION
The Company operates in two business segments: (i) exploration and production and (ii) midstream. The exploration and production segment is engaged in the acquisition, exploration and development of oil and natural gas properties and is currently focused primarily on the oil and liquids-rich portion of the Wolfcamp and Bone Spring plays in the Delaware Basin in Southeast New Mexico and West Texas. The Company also operates in the Eagle Ford shale play in South Texas and the Haynesville shale and Cotton Valley plays in Northwest Louisiana and East Texas. During the third quarter of 2016, our midstream business became a reportable segment under U.S. GAAP. The midstream segment conducts midstream operations in support of the Company’s exploration, development and production operations and provides natural gas processing, natural gas, oil and salt water gathering services and salt water disposal services to third parties on a limited basis.
The following tables present selected financial information for the periods presented regarding the Company’s operating segments on a stand-alone basis, expenses that are not allocated to a segment and the consolidation and elimination entries necessary to arrive at the financial information for the Company on a consolidated basis (in thousands). On a consolidated basis, midstream services revenues consist primarily of those revenues from midstream operations related to third parties, including working interest owners in the Company’s operated wells. All midstream services revenues associated with Company-owned production are eliminated in consolidation. In evaluating the operating results of the exploration and production and midstream segments, the Company does not allocate certain expenses to the individual segments, including general and administrative expenses.

	Exploration and Production				Consolidated Company
		Midstream	Corporate	Eliminations
Year Ended December 31, 2016
Oil and natural gas revenues	$289,512	$1,644	$—	$—	$291,156
Midstream services revenues	—	18,982	—	(13,764)	5,218
Realized gain on derivatives	9,286	—	—	—	9,286
Unrealized gain on derivatives	(41,238)	—	—	—	(41,238)
Expenses (1)	391,098	8,254	56,001	(13,764)	441,589
Operating (loss) income (2)	$(133,538)	$12,372	$(56,001)	$—	$(177,167)
Total Assets	$1,098,525	$140,459	$225,681	$—	$1,464,665
Capital Expenditures	$379,881	$67,566	$6,913	$—	$454,360
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(1) Expenses include depreciation, depletion and amortization expenses of $118.4 million, $2.7 million and $0.9 million for the exploration and production, midstream and corporate segments, respectively, and full-cost ceiling impairment expense of $158.6 million for the exploration and production segment.
(2) Includes $0.4 million in net income attributable to non-controlling interest in subsidiaries related to the midstream segment.

	Exploration and Production				Consolidated Company
		Midstream	Corporate	Eliminations
Year Ended December 31, 2015
Oil and natural gas revenues	$277,844	$496	$—	$—	$278,340
Midstream services revenues	—	11,485	—	(9,621)	1,864
Realized gain on derivatives	77,094	—	—	—	77,094
Unrealized loss on derivatives	(39,265)	—	—	—	(39,265)
Expenses (1)	1,078,534	5,178	50,604	(9,621)	1,124,695
Operating (loss) income (2)	$(762,861)	$6,803	$(50,604)	$—	$(806,662)
Total Assets	$1,000,075	$75,980	$64,806	$—	$1,140,861
Capital Expenditures (3)	$622,642	$75,009	$786	$—	$698,437
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(1) Expenses include depreciation, depletion and amortization expenses of $176.7 million, $1.6 million and $0.5 million for the exploration and production, midstream and corporate segments, respectively, and full-cost ceiling impairment expense of $801.2 million for the exploration and production segment.
(2) Includes $0.3 million in net income attributable to non-controlling interest in subsidiaries related to the midstream segment.
(3) In October 2015, the Company sold the Wolf Processing Plant to EnLink and the cost basis of $31.0 million for those assets was removed from the total midstream assets.

	Exploration and Production				Consolidated Company
		Midstream	Corporate	Eliminations
Year Ended December 31, 2014
Oil and natural gas revenues	$366,191	$1,521	$—	$—	$367,712
Midstream services revenues	—	4,929	—	(3,716)	1,213
Realized gain on derivatives	5,022	—	—	—	5,022
Unrealized loss on derivatives	58,302	—	—	—	58,302
Expenses (1)	220,374	2,703	32,557	(3,716)	251,918
Operating (loss) income (2)	$209,141	$3,747	$(32,557)	$—	$180,331
Total Assets	$1,388,261	$35,100	$11,129	$—	$1,434,490
Capital Expenditures	$597,351	$12,504	$517	$—	$610,372
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(1) Expenses include depreciation, depletion and amortization expenses of $133.1 million, $1.2 million and $0.4 million for the exploration and production, midstream and corporate segments, respectively.
(2) Includes $17,000 in net loss attributable to non-controlling interest in subsidiaries related to the midstream segment.